Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Apollo Resources Corporation [Member]	Common Stock [Member]	Common Stock [Member] Apollo Resources Corporation [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Apollo Resources Corporation [Member]	AOCI Attributable to Parent [Member]	AOCI Attributable to Parent [Member] Apollo Resources Corporation [Member]	Retained Earnings [Member]	Retained Earnings [Member] Apollo Resources Corporation [Member]	Total	Apollo Resources Corporation [Member]
Balance at Dec. 31, 2021			$ 6,148	$ 1,446	$ 2,604,701	$ 1,080,433	$ (23,927)	$ 314,055	$ (2,471,088)	$ (1,299,358)	$ 115,834	$ 96,576
Balance, shares at Dec. 31, 2021	1	1	6,148,212	1,446,250
Issuance of common stock in connection with sales made under private offerings			$ 1,853	$ 150	488,022	625,725					489,875	625,875
Issuance of common stock in connection with sales made under private offerings, shares			1,853,626	150,175
Stock based compensation			$ 117		116,782	331,858					116,899	331,858
Stock based compensation, shares			116,899
Change in foreign currency translation							(6,950)	(309,105)			(6,950)	(309,105)
Net loss									(657,375)	(1,203,473)	(657,375)	(1,203,473)
Balance at Dec. 31, 2022			$ 8,118	$ 1,596	3,209,505	2,038,016	(30,877)	4,950	(3,128,463)	(2,502,831)	58,283	(458,269)
Balance, shares at Dec. 31, 2022	1	1	8,118,737	1,596,425
Issuance of common stock in connection with sales made under private offerings			$ 827	$ 526	611,473	3,153,974					612,300	3,154,500
Issuance of common stock in connection with sales made under private offerings, shares			827,180	525,750
Stock based compensation			$ 729		114,309	197,805					115,038	197,805
Stock based compensation, shares			728,580
Change in foreign currency translation							(35,489)	(210,420)			(35,489)	(210,420)
Net loss									(1,071,845)	(1,030,574)	(1,071,845)	(1,030,574)
Balance at Dec. 31, 2023			$ 9,674	$ 2,122	3,935,287	$ 5,389,795	(66,366)	$ (205,470)	(4,200,308)	$ (3,533,405)	(321,713)	$ 1,653,042
Balance, shares at Dec. 31, 2023	1	1	9,674,497	2,122,175
Issuance of common stock in connection with sales made under private offerings			$ 3,009		1,579,241						1,582,250
Issuance of common stock in connection with sales made under private offerings, shares			3,009,162
Stock based compensation			$ 2,182		860,831						863,013
Stock based compensation, shares			2,180,977
Change in foreign currency translation							(63,575)				(63,575)
Net loss									(1,713,123)		(1,713,123)
Effects of the merger with Apollo Resources Corp.			$ 18,472		4,525,774		(539,409)		(3,232,111)		772,726
Effects of the merger with Apollo Resources Corp., shares			18,472,093
Balance at Dec. 31, 2024			$ 33,337		$ 10,901,133		$ (669,350)		$ (9,145,542)		$ 1,119,578
Balance, shares at Dec. 31, 2024	1		33,336,729